Risk Management - Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 250,961	$ 266,981
% of total	100.00%	100.00%
Government and agency [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 77,236	$ 84,244
% of total	31.00%	32.00%
Utilities [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 46,315	$ 48,372
% of total	18.00%	18.00%
Financial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 38,808	$ 38,905
% of total	15.00%	15.00%
Consumer [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 31,556	$ 32,671
% of total	13.00%	12.00%
Energy [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 16,314	$ 19,637
% of total	7.00%	7.00%
Industrial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 23,823	$ 24,727
% of total	9.00%	9.00%
Other [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 16,909	$ 18,425
% of total	7.00%	7.00%